Deferred taxes - Summary of Deferred Tax Assets (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Derivative options
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	$ 6	$ 0	$ 0
Deferred	10,326	6	0
directly to equity / CTA	311	0	0
Ending balance	10,643	6	0
Employee profit sharing provision and other personnel accruals
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	4,769	3,998	1,945
Deferred	(1,675)	603	1,623
directly to equity / CTA	155	168	430
Ending balance	3,249	4,769	3,998
Deferred tax on intangible assets from business combination
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	776	0	0
Deferred	952	770	0
directly to equity / CTA	90	6	0
Ending balance	1,818	776	0
Management fee provision
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	0	0	391
Deferred	0	0	(359)
directly to equity / CTA	0	0	(32)
Ending balance	0	0	0
Business combination – earnout
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	191	0	0
Deferred	420	191	0
directly to equity / CTA	28	0	0
Ending balance	639	191	0
Tax losses
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	75	0	0
Deferred	(54)	78	0
directly to equity / CTA	5	(3)	0
Ending balance	26	75	0
Tax on Accrual for expenses
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	41	108	0
Deferred	(28)	(92)	107
directly to equity / CTA	2	25	1
Ending balance	15	41	108
Tax depreciation of fixed assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	(558)	(275)	0
Deferred	249	(248)	(52)
directly to equity / CTA	1	(35)	(223)
Ending balance	(308)	(558)	(275)
Deferred tax on performance fees - IFRS 15
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	(3,581)	(123)	0
Deferred	3,138	(3,164)	(40)
directly to equity / CTA	(182)	(294)	(83)
Ending balance	(625)	(3,581)	(123)
Gain from bargain purchase
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	(142)	(158)	0
Deferred	36	15	6
directly to equity / CTA	(1)	1	(164)
Ending balance	(107)	(142)	(158)
Impact of IFRS 16
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	176	(93)	(185)
Deferred	(4)	274	58
directly to equity / CTA	2	(5)	34
Ending balance	174	176	(93)
Other
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	(4)	(11)	2
Deferred	(44)	2	(32)
directly to equity / CTA	(4)	5	19
Ending balance	(52)	(4)	(11)
Net deferred tax assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	1,749	3,446	2,153
Deferred	13,316	(1,565)	1,311
directly to equity / CTA	407	(132)	(18)
Ending balance	$ 15,472	$ 1,749	$ 3,446